Share capital and capital surplus - Preference shares (Details) - Preference shares - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Shares authorized	10,000,000	10,000,000
Par value	$ 0.0001	$ 0.0001
Shares issued	0	0
Shares outstanding	0	0